Prospectus Supplement                       July 17, 2024

Gilead Fund

ETAGX         Class A Shares              ETCGX        Class C Shares

ETGLX          Class N Shares                ETILX          Class I Shares

Exponential Technologies Fund

ETAEX         Class A Shares              ETCEX Class C Shares

ETNEX         Class N Shares                ETIEX Class I Shares

Large Cap Focus Fund

ETLAX        Class A Shares               ETLCX Class C Shares

ETLNX         Class N Shares               ETLIX Class I Shares

(each a “Fund” and collectively the “Funds”)

This information supplements certain information contained in the Prospectus for the Funds, dated November 1, 2023, as supplemented, and should be read in conjunction with such Prospectus. .

Gilead Fund

Effective July 16, 2024, Anant Goel no longer serves as Portfolio Manager of the Gilead Fund. Dr. Finny Kuruvilla, Co-Chief Investment Officer and Senior Portfolio Manager of Eventide Asset Management, LLC (the “Adviser”), continues to serve as Portfolio Manager of the Fund. Accordingly, the Prospectus is revised as follows:

The following information replaces the section in the Fund’s Summary Prospectus entitled “FUND SUMMARY/ Eventide Gilead Fund – Portfolio Manager”:

Portfolio Manager. Dr. Finny Kuruvilla, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, serves as Portfolio Manager of the Gilead Fund. Dr. Kuruvilla has served the Fund in this capacity since the Fund commenced operations in 2008.

Exponential Technologies Fund

Effective July 16, 2024, Dr. Finny Kuruvilla, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, is a Portfolio Manager of the Exponential Technologies Fund. Accordingly, the Prospectus is revised as follows:

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PROSPECTUS SUPPLEMENT

The following information replaces the section in the Fund’s Summary Prospectus entitled “FUND SUMMARY/ Eventide Exponential Technologies Fund – Portfolio Manager”:

Portfolio Manager. Mr. Anant Goel, Portfolio Manager and Senior Research Analyst of the Adviser, and Dr. Finny Kuruvilla, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, serve as Portfolio Managers of the Exponential Technologies Fund. Mr. Goel has served the Fund in this capacity since the Fund commenced operations in June 2020. Dr. Kuruvilla has served the Fund in this capacity since July 2024.

Large Cap Focus Fund

Effective July 16, 2024, Anant Goel no longer serves as Portfolio Manager of the Large Cap Focus Fund. Andrew Singer, CFA, Portfolio Manager and Senior Research Analyst of the Adviser, and Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of Eventide Asset Management, LLC (the “Adviser”), continue to serve as Portfolio Managers of the Fund. Accordingly, the Prospectus is revised as follows:

The following information replaces the section in the Fund’s Summary Prospectus entitled “FUND SUMMARY/ Eventide Large Cap Focus Fund – Portfolio Managers”:

Portfolio Managers. Andrew Singer, CFA, Portfolio Manager and Senior Research Analyst of the Adviser, and Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, serve as Portfolio Managers of the Large Cap Focus Fund. Mr. Singer has served the Fund in this capacity since the Fund commenced operations in June 2022. Ms. Bamford has served the Fund as a Portfolio Manager since May 2024.

The first paragraph under the heading “MANAGEMENT OF THE FUNDS - Portfolio Managers” of the Funds’ Prospectus is amended as follows:

Dr. Finny Kuruvilla serves as Portfolio Manager of the Gilead Fund.

The sixth paragraph under the heading “MANAGEMENT OF THE FUNDS - Portfolio Managers” of the Funds’ Prospectus is amended as follows:

Mr. Anant Goel and Dr. Finny Kuruvilla serve as Portfolio Managers of the Exponential Technologies Fund.

The seventh paragraph under the heading “MANAGEMENT OF THE FUNDS - Portfolio Managers” of the Funds’ Prospectus is amended as follows:

Andrew Singer, CFA and Dolores S. Bamford, CFA, serve as Portfolio Managers of the Large Cap Focus Fund.

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2023, as supplemented, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

Please retain this Supplement for future reference.

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